Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,874,000	$ 4,874,000	$ 4,874,000
Accumulated Amortization	(4,538,957)	(4,492,790)	(4,246,109)
Net Carrying Amount	335,043	381,210	627,891
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,000	50,000	50,000
Accumulated Amortization	(29,375)	(28,750)	(26,250)
Net Carrying Amount	20,625	21,250	23,750
Trade names, trademarks, product names, URLs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	555,000	555,000	555,000
Accumulated Amortization	(497,521)	(493,648)	(446,479)
Net Carrying Amount	57,479	61,352	108,521
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,990,000	1,990,000	1,990,000
Accumulated Amortization	(1,990,000)	(1,990,000)	(1,959,655)
Net Carrying Amount			30,345
Subscriber/customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,279,000	2,279,000	2,279,000
Accumulated Amortization	(2,022,061)	(1,980,392)	(1,813,725)
Net Carrying Amount	$ 256,939	$ 298,608	$ 465,275